SHAREHOLDERS' EQUITY (Information about share options outstanding) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	12,879
Weighted Average Exercise Price, Outstanding	$ 45.44
Number Exercisable, Exercisable | shares	12,879
Weighted Average Exercise Price, Exercisable	$ 45.44
20.00-35.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	20
Exercise Prices, maximum	$ 35
Number Outstanding | shares	5,824
Weighted Average Remaining Contractual Life (in years), Outstanding	5 months 4 days
Weighted Average Exercise Price, Outstanding	$ 26.3
Number Exercisable, Exercisable | shares	5,824
Weighted Average Exercise Price, Exercisable	$ 26.3
35.01-50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	35.01
Exercise Prices, maximum	$ 50
Number Outstanding | shares	4,164
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 5 months 1 day
Weighted Average Exercise Price, Outstanding	$ 44.08
Number Exercisable, Exercisable | shares	4,164
Weighted Average Exercise Price, Exercisable	$ 44.08
50.01-70.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	50.01
Exercise Prices, maximum	$ 70
Number Outstanding | shares	971
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 7 months 2 days
Weighted Average Exercise Price, Outstanding	$ 53.61
Number Exercisable, Exercisable | shares	971
Weighted Average Exercise Price, Exercisable	$ 53.61
70.01-102.35 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	70.01
Exercise Prices, maximum	$ 102.35
Number Outstanding | shares	1,920
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 5 months 23 days
Weighted Average Exercise Price, Outstanding	$ 102.35
Number Exercisable, Exercisable | shares	1,920
Weighted Average Exercise Price, Exercisable	$ 102.35